Investment In Securities (Tables)	9 Months Ended
Sep. 30, 2025
Investment in Securities [Abstract]
Schedule of Changes in Investments

The following table summarizes the changes in investments for the nine months ended September 30, 2025 and year ended December 31, 2024:

	Public Company Investments	Private Company Investment	Convertible Debenture and Warrants	Total
Balance, December 31, 2023	$-	-	-	-
Purchases	-	139,084	-	139,084
Balance, December 31, 2024	$-	139,084	-	139,084
Purchases	$1,439,059	-	125,000	1,564,059
Transfer	139,084	(139,084)	-	-
Acquired in the sale of Skincare business	728,550	-	-	728,550
Proceeds on sale	(1,246,228)	-	-	(1,246,228)
Interest income	-	-	7,532	7,532
Conversion of debenture	132,532		(132,532)	-
Realized loss	(397,365)	-	-	(397,365)
Unrealized gain (loss)	(18,932)	-	27,370	8,438
Balance, September 30, 2025	$776,700	-	27,370	804,070

Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis

The following table presents the Company’s financial instruments measured at fair value on a recurring basis as of September 30, 2025, in accordance with the fair value hierarchy of ASC 820:

Fair Value Measurement Using:	Level 1	Level 2	Level 3	Total
Equity securities	$776,700	–	–	776,700
Warrants	–	27,370	–	27,370
Total	$776,700	27,370	–	804,070